UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin California Intermediate-Term Tax-Free Income Fund
Class A [FCCQX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.39%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	1152-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A	1.39	0.26	1.51
Class A (with sales charge)	-0.89	-0.20	1.28
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	1152-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	1152-ATSR-0825

Franklin California Intermediate-Term Tax-Free Income Fund
Class A1 [FKCIX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$59	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A1 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.55%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	152-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A1	1.55	0.41	1.61
Class A1 (with sales charge)	-0.72	-0.05	1.38
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	152-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	152-ATSR-0825

Franklin California Intermediate-Term Tax-Free Income Fund
Class C [FCCIX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$115	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class C shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 0.98%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	252-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class C	0.98	-0.14	1.05
Class C (with sales charge)	0.00	-0.14	1.05
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	252-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	252-ATSR-0825

Franklin California Intermediate-Term Tax-Free Income Fund
Class R6 [FCCRX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$46	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R6 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.67%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	8152-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R6	1.67	0.52	1.73
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	8152-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	8152-ATSR-0825

Franklin California Intermediate-Term Tax-Free Income Fund
Advisor Class [FRCZX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$49	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Advisor Class shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 1.64%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 3.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight bonds with 10 years to maturity
↑	Overweight bonds with two years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Security selection in AA rated bonds
↓	Overweight bonds with 20 to 30 years to maturity
↓	Overweight bonds with no external credit rating
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	653-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	1.64	0.49	1.71
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal M.F. CA Intermediate Index	3.40	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,299,143,665
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$5,304,036
Portfolio Turnover Rate	22.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	653-ATSR-0825

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	653-ATSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2024 and June 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,629 in June 30, 2024 and $43,242 in June 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in June 30, 2024 and $0 in June 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in June 30, 2024 and $9,750 in June 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in June 30, 2024 and $0 in June 30, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in June 30, 2024 and $0 in June 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $150,926 in June 30, 2024 and $0 in June 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $290,926 in June 30, 2024 and $507,023 in June 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
California
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 32
Tax Information 33
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $10.94 $10.98 $12.16 $12.09
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.32 0.29 0.24 0.25
Net realized and unrealized gains (losses) ........... (0.18) 0.03 (0.04) (1.18) 0.07
Total from investment operations .................... 0.15 0.35 0.25 (0.94) 0.32
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.29) (0.24) (0.25)
Net asset value, end of year ....................... $10.79 $10.97 $10.94 $10.98 $12.16
Total return
c
................................... 1.39% 3.22% 2.28% (7.84)% 2.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.82% 0.81% 0.81% 0.79%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income ........................... 3.05% 2.92% 2.66% 2.05% 2.05%
Supplemental data
Net assets, end of year (000’s) ..................... $396,193 $374,818 $364,175 $339,459 $365,239
Portfolio turnover rate ............................ 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.96 $10.94 $10.98 $12.15 $12.08
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.33 0.31 0.26 0.27
Net realized and unrealized gains (losses) ........... (0.18) 0.02 (0.05) (1.17) 0.07
Total from investment operations .................... 0.17 0.35 0.26 (0.91) 0.34
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.30) (0.26) (0.27)
Net asset value, end of year ....................... $10.78 $10.96 $10.94 $10.98 $12.15
Total return
c
................................... 1.55% 3.28% 2.44% (7.62)% 2.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.67% 0.66% 0.66% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ........................... 3.19% 3.06% 2.80% 2.20% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $281,711 $348,839 $418,383 $515,347 $668,093
Portfolio turnover rate ............................ 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.01 $10.98 $11.02 $12.20 $12.13
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.27 0.25 0.19 0.20
Net realized and unrealized gains (losses) ........... (0.18) 0.03 (0.05) (1.18) 0.07
Total from investment operations .................... 0.11 0.30 0.20 (0.99) 0.27
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.24) (0.19) (0.20)
Net asset value, end of year ....................... $10.83 $11.01 $10.98 $11.02 $12.20
Total return
c
................................... 0.98% 2.80% 1.86% (8.18)% 2.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.21% 1.21% 1.20% 1.20%
Expenses net of waiver and payments by affiliates
d
...... 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income ........................... 2.62% 2.49% 2.24% 1.63% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $20,672 $27,535 $40,150 $54,420 $101,559
Portfolio turnover rate ............................ 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.99 $10.97 $11.01 $12.18 $12.12
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.35 0.32 0.28 0.28
Net realized and unrealized gains (losses) ........... (0.18) 0.02 (0.04) (1.18) 0.07
Total from investment operations .................... 0.18 0.37 0.28 (0.90) 0.35
Less distributions from:
Net investment income .......................... (0.36) (0.35) (0.32) (0.27) (0.29)
Net asset value, end of year ....................... $10.81 $10.99 $10.97 $11.01 $12.18
Total return .................................... 1.67% 3.40% 2.56% (7.48)% 2.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.52% 0.53% 0.52% 0.51%
Expenses net of waiver and payments by affiliates
c
...... 0.46% 0.46% 0.46% 0.46% 0.45%
Net investment income ........................... 3.33% 3.20% 2.95% 2.35% 2.33%
Supplemental data
Net assets, end of year (000’s) ..................... $65,695 $58,357 $50,131 $36,294 $28,080
Portfolio turnover rate ............................ 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.99 $10.97 $11.01 $12.18 $12.12
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.35 0.32 0.27 0.28
Net realized and unrealized gains (losses) ........... (0.18) 0.01 (0.05) (1.17) 0.06
Total from investment operations .................... 0.18 0.36 0.27 (0.90) 0.34
Less distributions from:
Net investment income .......................... (0.36) (0.34) (0.31) (0.27) (0.28)
Net asset value, end of year ....................... $10.81 $10.99 $10.97 $11.01 $12.18
Total return .................................... 1.64% 3.37% 2.53% (7.51)% 2.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.56% 0.56% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.49% 0.49% 0.49% 0.49%
Net investment income ........................... 3.29% 3.16% 2.89% 2.30% 2.31%
Supplemental data
Net assets, end of year (000’s) ..................... $534,874 $542,009 $516,585 $613,805 $716,600
Portfolio turnover rate ............................ 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments, June 30, 2025
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,678,204
California 94.9%
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP , Revenue , 144A, 2020-3 TR , A , 2.625% , 8/01/25 .......... 14,300,000 14,273,313
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,431,450
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 310,359
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,307,242
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 663,459
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 718,869
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 401,480
b
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,240,837
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,099,203
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,177,732
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 35,485,000 36,682,062
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 15,964,141
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,829,235
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 625,117
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,145,915
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,645,285
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,352,539
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,315,000 2,924,971
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,467,628
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,221,716
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 294,739
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 580,028
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 619,776
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,242,092
Leland Stanford Junior University (The) , Revenue , U-7 , 5% , 6/01/46 ............ 9,485,000 10,337,322
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 10,350,000 11,222,001
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,047,323
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,261,414
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,019,116
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,779,300
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,522,456
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,025,991
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,022,478
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 771,753
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 741,015
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,040,629
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,383,570
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 548,704

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. $ 615,000 $ 641,430
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 264,851
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 466,648
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,569,636
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,056,538
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,537,843
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 7,846,074
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,180,138
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,551,328
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,294,998
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,241,713
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 7,410,608
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,098
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,748,455 4,756,954
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,000,539 7,581,224
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,067,364
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,931,120
California Municipal Finance Authority ,
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,808,512
Special Tax , 2025 B , 5% , 9/01/45 ...................................... 1,250,000 1,217,631
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 565,494
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 600,099
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,043,239
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 119,743
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 118,660
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 151,631
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 154,823
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 176,729
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 159,749
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 3% ,
8/15/31 ........................................................ 95,000 91,124
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/41 ........................................................ 590,000 527,603
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/56 ........................................................ 540,000 427,308
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,484,999
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,858,365
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,299,131
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,532,135
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,130,000 1,111,821
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,024,250
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,413,665

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ $ 4,680,000 $ 4,771,199
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,345,598
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,524,527
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,045,447
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,305,835
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,005,240
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 150,000 150,154
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 300,000 299,693
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 397,940
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 346,339
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 245,531
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 155,000 150,594
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 110,000 105,487
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 250,000 236,372
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 211,697
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 111,963
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 118,017
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 247,554
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 123,817
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 261,471
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 275,067
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,091,355
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,455,573
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 897,742
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,629,922
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 4,856,965
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,810,965
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,035,861
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,550,767
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,660,221
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,950,392
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,642,284
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,092,186
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,000,763
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 908,520
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,316,447
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/28 .... 1,400,000 1,416,992
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,014,518
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/30 .... 1,350,000 1,364,072
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,265,766
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,376,977
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,340,372
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/27 ....................................................... 100,000 103,848
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/28 ....................................................... 250,000 262,402
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/29 ....................................................... 250,000 265,201

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/30 ....................................................... $ 210,000 $ 224,735
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/31 ....................................................... 435,000 466,340
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,278,711
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,535,308
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,278,334
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,638,613
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,863,375
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,885,120
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,095,416
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,031,039
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,028,122
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,035,482
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,467,267
a
California Pollution Control Financing Authority ,
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 . 4,350,000 4,453,187
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/26 .......... 2,680,000 2,708,233
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/28 .......... 4,170,000 4,305,718
b
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 653,180
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 657,509
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,709,920
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 390,000 391,336
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,519,815
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 304,132
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 329,589
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 690,000 716,151
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,534,717
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 313,184
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 30,500,000 31,451,033
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 460,000 479,003
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 216,401
Special Tax , 2025 A , 5% , 9/02/45 ...................................... 5,745,000 5,786,355
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 510,257
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 509,416
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 666,381
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,158,139
Carlsbad Unified School District , GO , 2018 C , 4% , 8/01/50 .................... 5,000,000 4,505,295
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,076,423
c
Cerritos Community College District , GO , 2012 D , 3.72%, 8/01/36 ............... 6,130,000 4,087,507

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... $ 1,280,000 $ 1,380,505
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 752,398
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 789,148
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,687,223
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,128,242
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,035,585
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,243,707
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 389,099
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,006,648
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,146,024
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 915,644
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 955,000 997,610
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,095,732
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 525,000 548,525
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 920,877
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,038,878
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,305,111
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 ....... 1,200,000 1,202,141
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 994,712
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 813,082
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 251,791
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 536,410
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 367,658
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,378,947
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment , ETM,
5% , 9/02/25 ...................................................... 1,000,000 1,003,683
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 345,207
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,265,524
City of Long Beach , Harbor , Revenue , 2019 A , 5% , 5/15/38 .................... 2,000,000 2,098,782
City of Los Angeles ,
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,884,554
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,440,249
Department of Airports , Revenue , 2018 C , 5% , 5/15/35 ..................... 5,800,000 5,902,542
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,801,457
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,552,412
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,854,472
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,581,466
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,258,693
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 7,791,924
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,703,967
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,695,788
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,433,932
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 10,707,018
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,151,881

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... $ 580,000 $ 610,654
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 242,413
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 324,039
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 731,558
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/45 .................................................. 1,295,000 1,283,806
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/50 .................................................. 605,000 593,187
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/55 .................................................. 610,000 590,565
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area 8 ,
Special Tax , 2025 , 5.125% , 9/01/50 .................................... 750,000 742,241
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 180,530
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 180,879
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 179,067
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/25 . 150,000 150,302
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 223,262
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 255,855
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 256,570
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 282,926
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 231,638
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 267,055
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 286,558
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 227,939
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 625,000 609,638
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 720,000 730,990
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 . 350,000 364,773
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 898,356
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,159,167
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 ............. 1,480,000 1,578,882
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 259,254
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38 1,445,000 1,506,741
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/28 ......................... 3,870,000 3,877,353
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/29 ......................... 4,670,000 4,678,544
Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ......................... 7,295,000 7,752,365
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 616,655
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,223,077
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,558,783
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,047,457
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,803,887

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento, (continued)
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... $ 1,485,000 $ 1,549,851
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,077,324
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,315,582
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................ 1,670,000 1,705,753
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,547,630
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,200,000 1,926,630
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/37 ... 4,090,000 4,424,960
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/42 ... 3,115,000 3,214,329
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ............... 4,645,000 4,654,086
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 517,542
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,005,179
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,009,578
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,016,885
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 168,800
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 354,672
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 105,808
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 48,957
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,500,000 7,479,742
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,315,079
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 10,500,000 10,395,677
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,931,293
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,550
Desert Sands Unified School District , GO , 2025 , 4% , 8/01/50 .................. 8,000,000 7,135,302
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ............... 3,220,000 3,302,708
East Bay Municipal Utility District , Wastewater System , Revenue , 2014 A , Refunding ,
5% , 6/01/29 ...................................................... 1,000,000 1,098,691
East Whittier City School District , GO , 2024 A , 4.125% , 8/01/54 ................. 2,500,000 2,262,560
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,092,070
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........ 2,500,000 2,541,029
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30 1,130,000 1,133,711
c
Escondido Union High School District , GO , 2009 , AG Insured , 3.74%, 8/01/36 ...... 4,225,000 2,811,122
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,815,440
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,692,437
Revenue , 2013 A , Refunding , AG Insured , 5.3% , 1/15/29 .................... 19,895,000 21,717,919
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,616,237
Hemet Unified School District , Special Tax , 2025 , 5% , 9/01/50 .................. 1,190,000 1,180,046
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,173,423
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,096,006

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... $ 2,010,000 $ 2,037,613
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,116,868
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 790,000 794,537
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,460,000 1,462,586
Irvine Unified School District ,
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,046,383
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,950,981
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 793,812
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,109,389
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,444,629
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,585,333
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,621,841
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,698,645
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 198,379
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 274,445
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 276,845
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 261,608
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 299,807
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 327,793
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/26 ............................. 1,855,000 1,861,248
Special Tax , 2015 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,003,368
Special Tax , 2015 A , Refunding , 5% , 9/01/28 ............................. 1,025,000 1,028,453
Special Tax , 2015 A , Refunding , 5% , 9/01/29 ............................. 1,155,000 1,158,891
Special Tax , 2015 A , Refunding , 5% , 9/01/30 ............................. 1,510,000 1,515,086
Special Tax , 2015 A , Refunding , 5% , 9/01/31 ............................. 1,190,000 1,194,008
Special Tax , 2015 A , Refunding , 5% , 9/01/32 ............................. 2,505,000 2,513,438
Special Tax , 2015 A , Refunding , 5% , 9/01/33 ............................. 2,635,000 2,643,876
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ................... 14,675,000 15,181,528
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 . 4,970,000 4,986,741
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 658,898
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,616,475
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,682,900
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,523,340
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,071,070
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 23,715,925
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 2,952,584
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 2,300,000 2,359,504
Power System , Revenue , 2024 D , 5% , 7/01/47 ............................ 2,900,000 2,951,020
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,472,824
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,581,148
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,562,133
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,512,084
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 10,535,000 10,885,620
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 4,958,552
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,335,219
Menifee Union School District ,
GO , 2025 A , 4.125% , 8/01/54 ......................................... 2,500,000 2,255,257
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 737,022

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... $ 445,000 $ 439,058
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 767,556
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,152,650
Menifee Union School District Public Financing Authority ,
Special Tax , 2016 A , Refunding , 5% , 9/01/25 ............................. 1,200,000 1,203,677
Special Tax , 2017 A , 5% , 9/01/25 ...................................... 1,405,000 1,409,543
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,283,584
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,588,711
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,387,105
Mid-Peninsula Water District ,
COP , 2025 , 4.125% , 12/01/50 ........................................ 5,965,000 5,476,826
COP , 2025 , 4.25% , 12/01/54 ......................................... 7,060,000 6,504,269
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 120,686
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 130,146
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 139,211
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 155,046
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,455,000 1,449,704
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ...... 6,000,000 6,494,620
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,424,945
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,392,109
Orange Unified School District , GO , 2022 , 5% , 8/01/41 ....................... 2,130,000 2,298,321
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,615,212
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,710,775
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,804,879
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,590,102
Perris Joint Powers Authority , Special Tax , 2025 , 5% , 9/01/45 .................. 2,825,000 2,804,105
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,277,295
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 57,927
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 5% ,
9/01/32 ........................................................ 100,000 108,829
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/34 ........................................................ 500,000 511,095
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/36 ........................................................ 715,000 723,292
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/40 ........................................................ 965,000 939,805
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,408,291
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,273,714
River Islands Public Financing Authority ,
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/45 600,000 613,935
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/50 815,000 818,580
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/45 .............................................. 1,100,000 1,125,547
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/50 .............................................. 1,950,000 1,958,566

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... $ 9,750,000 $ 9,841,732
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,151,738
Riverside Unified School District ,
Community Facilities District No. 33 , Special Tax , 2021 , 4% , 9/01/45 ........... 375,000 325,168
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/40 .......... 1,500,000 1,520,313
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,780,000 1,775,757
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,695,947
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,064,067
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,002,630
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,964,579
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,134,751
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,314,847
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,499,967
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,695,224
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 261,031
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 446,417
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,800,000 1,761,406
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,152,224
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 392,499
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,128,027
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,827,009
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,097,964
San Diego Community College District , GO , 2024 A-1 , 5% , 8/01/55 .............. 22,975,000 24,029,543
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 7,967,416
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,766,349
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,076,884
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,420,620
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,655,370
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,134,610
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,136,522
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ................... 605,000 605,825
San Francisco Bay Area Rapid Transit District ,
GO , 2013 C , 5% , 8/01/27 ............................................ 2,640,000 2,644,217
GO , 2013 C , 5% , 8/01/28 ............................................ 3,500,000 3,505,055
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 2,250,000 2,294,818
Sales Tax , Revenue , 2015 A , Refunding , 5% , 7/01/28 ....................... 2,510,000 2,513,217
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,115,060
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,066,605
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,048,392
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 5,000,000 5,123,947
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 8,392,692
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,081,131

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, (continued)
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... $ 1,110,000 $ 1,110,498
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 355,754
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,224,314
c
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , 3.42%, 1/15/26 ............................................. 19,000,000 18,652,186
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ...................... 2,765,000 2,782,087
c
San Mateo County Community College District , GO , 2005 A , NATL Insured , 3.03%,
9/01/30 ......................................................... 5,000,000 4,284,346
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............ 10,000,000 8,718,069
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... 1,100,000 1,104,577
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,003,751
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,053,417
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AG Insured , 5% , 9/01/29 .................................... 4,475,000 4,489,695
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,550
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 692,167
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 557,698
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. 1,000,000 1,023,398
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,221,403
b
Southern California Public Power Authority , City of Anaheim Electric System , Revenue ,
2024 A , Mandatory Put , 5% , 9/01/30 ................................... 4,355,000 4,582,041
State of California ,
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,483,180
GO , 5% , 4/01/30 .................................................. 3,725,000 4,025,188
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,300,795
GO , 5.75% , 10/01/31 ............................................... 15,000,000 16,096,683
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,236,919
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,628,306
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,244,953
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,642,617
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,524,876
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 628,341
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,406,696
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 520,009
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,798,597
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,084,560
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/30 .................................................... 1,000,000 1,003,453

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tustin Community Facilities District, (continued)
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/32 .................................................... $ 1,565,000 $ 1,570,404
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,009,846
Revenue , 2024 BS , Refunding , 5% , 5/15/43 .............................. 2,000,000 2,114,174
Revenue , 2025 CC , 4% , 5/15/55 ...................................... 5,000,000 4,339,402
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 561,587
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 626,778
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 992,469
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 750,301
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 275,833
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 790,340
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 293,865
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,212,776
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 615,133
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 620,377
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 400,663
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 370,927
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 318,354
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 267,331
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 1,998,033
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,660,060
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,824,716
1,233,363,239
Florida 0.8%
a ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.32%, 3/01/29 ........................................... 11,800,000 9,757,289
Virgin Islands 0.4%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/42 ................................. 1,250,000 1,282,759
Revenue , 2025 , Refunding , 5% , 9/01/43 ................................. 1,500,000 1,532,146
Revenue , 2025 , Refunding , 5% , 9/01/44 ................................. 1,715,000 1,743,622
4,558,527
U.S. Territories 0.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
2,810,000 2,780,097
Total Municipal Bonds (Cost $ 1,275,362,836 ) ...................................
1,260,137,356
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,200
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
203,200
Total Long Term Investments (Cost $ 1,275,362,836 ) .............................
1,260,340,556
a
a a a a

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page 31
.
Short Term Investments 1.8%
a a
Principal
Amount
a
Value
Municipal Bonds 1.8%
California 1.8%
f
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-3 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.25% , 7/01/35 ...................................... $ 200,000 $ 200,000
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.85% , 7/01/35 ...................................... 1,500,000 1,500,000
Power System , Revenue , 2002 A-7 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.25% , 7/01/35 ...................................... 1,600,000 1,600,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3% , 7/01/48 .................................... 15,300,000 15,300,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.25% , 7/01/47 ................................. 4,300,000 4,300,000
22,900,000
Total Municipal Bonds (Cost $ 22,900,000 ) ......................................
22,900,000
Total Short Term Investments (Cost $ 22,900,000 ) ................................
22,900,000
a
Total Investments (Cost $ 1,298,262,836 ) 98.8% ..................................
$1,283,240,556
Other Assets, less Liabilities 1.2% .............................................
15,903,109
Net Assets 100.0% ...........................................................
$1,299,143,665
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $117,838,109, representing 9.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
The rate shown represents the yield at period end.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,298,262,836
Value - Unaffiliated issuers .................................................................. $1,283,240,556
Cash .................................................................................... 2,647,983
Receivables:
Capital shares sold ........................................................................ 1,028,111
Interest ................................................................................. 16,387,404
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 134,219
Total assets .......................................................................... 1,303,438,273
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,894,845
Management fees ......................................................................... 361,252
Distribution fees .......................................................................... 114,506
Transfer agent fees ........................................................................ 227,101
Trustees' fees and expenses ................................................................. 1,331
Distributions to shareholders ................................................................. 618,239
Accrued expenses and other liabilities ........................................................... 77,334
Total liabilities ......................................................................... 4,294,608
Net assets, at value ................................................................. $1,299,143,665
Net assets consist of:
Paid-in capital ............................................................................. $1,435,098,821
Total distributable earnings (losses) ............................................................. (135,955,156)
Net assets, at value ................................................................. $1,299,143,665

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $396,192,789
Shares outstanding ........................................................................ 36,720,808
Net asset value per share
a ,b
.................................................................. $10.79
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.04
Class A1:
Net assets, at value ....................................................................... $281,710,516
Shares outstanding ........................................................................ 26,126,659
Net asset value per share
a ,b
.................................................................. $10.78
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.03
Class C:
Net assets, at value ....................................................................... $20,672,149
Shares outstanding ........................................................................ 1,909,247
Net asset value and maximum offering price per share
a ,b
............................................ $10.83
Class R6:
Net assets, at value ....................................................................... $65,694,557
Shares outstanding ........................................................................ 6,077,291
Net asset value and maximum offering price per share
b
............................................. $10.81
Advisor Class:
Net assets, at value ....................................................................... $534,873,654
Shares outstanding ........................................................................ 49,470,931
Net asset value and maximum offering price per share
b
............................................. $10.81
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $50,628,739
Expenses:
Management fees (Note 3 a ) ................................................................... 6,263,922
Distribution fees: (Note 3c )
    Class A ................................................................................ 968,178
    Class A1 ............................................................................... 317,519
    Class C ................................................................................ 155,882
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 273,820
    Class A1 ............................................................................... 223,156
    Class C ................................................................................ 16,822
    Class R6 ............................................................................... 10,278
    Advisor Class ............................................................................ 385,066
Custodian fees (Note 4) ..................................................................... 11,830
Reports to shareholders fees .................................................................. 21,392
Registration and filing fees .................................................................... 29,943
Professional fees ........................................................................... 85,199
Trustees' fees and expenses .................................................................. 14,380
Other .................................................................................... 173,196
Total expenses ......................................................................... 8,950,583
Expense reductions (Note 4) ............................................................... (11,203)
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (959,886)
Net expenses ......................................................................... 7,979,494
Net investment income ................................................................ 42,649,245
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (16,371,222)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (5,443,091)
Net realized and unrealized gain (loss) ............................................................ (21,814,313)
Net increase (decrease) in net assets resulting from operations .......................................... $20,834,932

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Intermediate-Term Tax-
Free Income Fund
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $42,649,245 $41,546,566
Net realized gain (loss) ................................................. (16,371,222) (6,636,665)
Net change in unrealized appreciation (depreciation) ........................... (5,443,091) 9,938,573
Net increase (decrease) in net assets resulting from operations ................ 20,834,932 44,848,474
Distributions to shareholders:
Class A ............................................................. (11,784,742) (10,686,055)
Class A1 ............................................................ (10,107,456) (11,575,010)
Class C ............................................................. (626,979) (839,119)
Class R6 ............................................................ (2,151,486) (1,687,251)
Advisor Class ........................................................ (17,885,078) (16,663,724)
Total distributions to shareholders .......................................... (42,555,741) (41,451,159)
Capital share transactions: (Note 2 )
Class A ............................................................. 28,007,962 9,923,227
Class A1 ............................................................ (62,246,762) (70,037,439)
Class C ............................................................. (6,501,779) (12,654,101)
Class R6 ............................................................ 8,496,902 8,093,579
Advisor Class ........................................................ 1,548,898 23,412,088
Total capital share transactions ............................................ (30,694,779) (41,262,646)
Net increase (decrease) in net assets ................................... (52,415,588) (37,865,331)
Net assets:
Beginning of year ....................................................... 1,351,559,253 1,389,424,584
End of year ........................................................... $1,299,143,665 $1,351,559,253

Franklin California Tax-Free Trust
Notes to Financial Statements
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At June 30,
2025, unfunded commitments were as follows:

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
Borrower
Unfunded
Commitment
Franklin California Intermediate-Term Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $562,159
B-2, 7.125%, 7/01/59 2,730,152
$3,292,311
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,699,294 $127,975,904 10,594,782 $115,542,347
Shares issued in reinvestment of distributions .......... 972,306 10,648,254 880,310 9,593,040
Shares redeemed ............................... (10,112,729) (110,616,196) (10,590,765) (115,212,160)
Net increase (decrease) .......................... 2,558,871 $28,007,962 884,327 $9,923,227
Class A1 Shares:
Shares sold ................................... 706,363 $7,751,891 952,440 $10,396,078
Shares issued in reinvestment of distributions .......... 812,959 8,902,559 929,913 10,121,059
Shares redeemed ............................... (7,206,770) (78,901,212) (8,323,297) (90,554,576)
Net increase (decrease) .......................... (5,687,448) $(62,246,762) (6,440,944) $(70,037,439)
Class C Shares:
Shares sold ................................... 396,137 $4,361,149 611,881 $6,638,303
Shares issued in reinvestment of distributions .......... 54,001 594,040 71,863 785,441
Shares redeemed
a
.............................. (1,041,757) (11,456,968) (1,839,046) (20,077,845)
Net increase (decrease) .......................... (591,619) $(6,501,779) (1,155,302) $(12,654,101)
Class R6 Shares:
Shares sold ................................... 3,038,656 $33,369,985 2,143,640 $23,418,130
Shares issued in reinvestment of distributions .......... 112,085 1,229,499 83,640 913,256
Shares redeemed ............................... (2,381,966) (26,102,582) (1,490,582) (16,237,807)
Net increase (decrease) .......................... 768,775 $8,496,902 736,698 $8,093,579
Advisor Class Shares:
Shares sold ................................... 19,098,548 $208,371,299 21,314,092 $232,123,970
Shares issued in reinvestment of distributions .......... 1,264,266 13,873,603 1,200,929 13,115,618
Shares redeemed ............................... (20,188,743) (220,696,004) (20,324,504) (221,827,500)
Net increase (decrease) .......................... 174,071 $1,548,898 2,190,517 $23,412,088
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2025, the gross effective investment management fee rate was 0.468% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended June 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$209,420 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49% based on the average net assets of each class until October 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until October 31, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2025, these purchase and sale transactions aggregated $169,690,000 and $198,820,000, respectively.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $12,556
CDSC retained .............................................................................. $44,270
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended June 30, 2025 and 2024, was as follows:
At June 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2025, aggregated
$300,927,951 and $331,907,759, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 55,775,089
Long term ................................................................................ 66,453,523
Total capital loss carryforwards ............................................................... $122,228,612
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,540,998 $1,055,559
Tax exempt income ........................................................ 41,014,743 40,395,600
$42,555,741 $41,451,159
Cost of investments .......................................................................... $1,298,095,796
Unrealized appreciation ........................................................................ $11,783,268
Unrealized depreciation ........................................................................ (26,638,508)
Net unrealized appreciation (depreciation) .......................................................... $(14,855,240)
Distributable earnings:
Undistributed tax exempt income ................................................................. $1,612,715

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,260,137,356 $ — $ 1,260,137,356
Escrows and Litigation Trusts ............... — — 203,200 203,200
Short Term Investments ................... — 22,900,000 — 22,900,000
Total Investments in Securities ........... $— $1,283,037,356 $203,200 $1,283,240,556
Other Financial Instruments:
Unfunded Commitments .................. $— $— $134,219 $134,219
Total Other Financial Instruments ......... $— $— $134,219 $134,219

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
9. Fair Value Measurements
(continued)

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended
June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June
30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and private placement agents; when replies were not received, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
August 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $41,014,743
Section 163(j) Interest Earned §163(j) $1,540,998

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin California Tax-Free Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.
The Performance Universe for the Fund included the Fund and all retail and institutional California intermediate municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median and in the second quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board further noted

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized total return was only two basis points below the median for the one-year period. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and six other California intermediate municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group.
The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that the Management Rate was 4.4 basis points and the actual total expense ratio was 1.1 basis points above the medians of the Fund’s Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

CAT-AFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin California Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025